Intangible assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Note 6: Intangible assets

The following table represents the balances of intangible assets as of December 31, 2024, and 2023;

	December 31, 2024	December 31, 2023
Website Domains	$155,000	$-

Total Intangible assets	155,000	-

Accumulated Amortization – website domains	(3,229)	-
Net intangible assets	$151,771	$-

On December 6, 2024, the Company closed on its acquisition of the AgingTopic Business and allocated the entire $155,000 purchase price to domain name assets with an estimated life of 4 years.

The following is an amortization analysis of the annual amortization of intangible assets on a fiscal year basis as of December 31, 2024:

For the year ended December 31,	Amount
2025	$38,750
2026	38,750
2027	38,750
2028	35,521
2029 and Thereafter	-
Total remaining intangibles amortization	151,771